Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill
Schedule of Goodwill

Balance as of January 1 and December 31,2018	248
Acquisition of Vision Lane and FAF	3,658
Balance as of December 31, 2019	$3,906
Acquisition of GFS	60,103
Acquisition of Apiguru	539
Impairment of goodwill in relation to GCL, Vision Lane and FAF	(3,906)
Impairment of goodwill in relation to GFS	(55,534)
Balance as of December 31, 2020	$5,107